Deposits (Scheduled Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Scheduled maturities of time deposits
2019	$ 1,786,776
2020	138,105
2021	31,665
2022	15,717
2023	1,096
Thereafter	109
Total time, certificates of deposit	1,973,468	$ 2,056,506
Time Deposits 250,000 or exceed	869,000	$ 894,000
Scheduled maturities of time deposits in amounts of $100,000 or more
Due within 3 months or less	500,836
Due after 3 months and within 6 months	337,349
Due after 6 months and within 12 months	433,628
Due after 12 months	126,568
Total	$ 1,398,381